Stockholders' Equity - Additional Information (Detail)					12 Months Ended
	Dec. 17, 2019 $ / shares	Jun. 17, 2019 $ / shares	Mar. 28, 2019 USD ($) $ / shares shares	Jul. 18, 2016 shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) shares	Mar. 26, 2020 USD ($) $ / shares shares
Disclosure of Classes of Share Capital [Line Items]
Additional paid-in capital					$ 7,575,000,000	$ 10,106,000,000
Percentage of net income allocation toward legal reserve					5.00%
Legal reserve					$ 95,000,000
Non-controlling interest and perpetual debentures					877,000,000	1,503,000,000
Coupon payment on perpetual debentures					(2,453,000,000)	(2,724,000,000)
Dividend Declaration Date			Mar. 28, 2019
Dividend declared			$ 150,000,000
Dividend amount per share | $ / shares	$ 0.001654	$ 0.001663
Purchase of treasury shares					83,000,000	50,000,000	$ 75,000,000
Explanation of the fact that shares have no par value			without par-value
Share price | $ / shares								$ 0.22
Treasury shares					11,000,000	$ 8,000,000		$ 83,000,000
Restitution of retained earnings					2,481,000,000
Mandatory Convertible Securities [member] | Mandatory Convertible Securities 2019 [member]
Disclosure of Classes of Share Capital [Line Items]
Borrowings interest rate								3.72%
Parent [member]
Disclosure of Classes of Share Capital [Line Items]
Coupon payment on perpetual debentures					$ 974,000,000
Pesos [Member]
Disclosure of Classes of Share Capital [Line Items]
Closing foreign exchange rate					19.89	18.9200	19.6500
Coupon Payment [Member]
Disclosure of Classes of Share Capital [Line Items]
Coupon payment on perpetual debentures					$ 24,000,000	$ 29,000,000	$ 29,000,000
Two Thousand And Nineteen Treasury Repurchase Program [member]
Disclosure of Classes of Share Capital [Line Items]
Treasury shares repurchase amount authorized			$ 500,000,000					$ 500,000,000
Two Thousand And Nineteen Treasury Repurchase Program [member] | Share Repurchase One [member]
Disclosure of Classes of Share Capital [Line Items]
Purchase of treasury shares			282,600
Cancellation of treasury shares			$ 282,600
Purchase of treasury shares in shares | shares			2,000,000,000
Decrease in variable part of common stock treasury shares repurchased and cancelled | shares			2,000,000,000
Two Thousand And Nineteen Treasury Repurchase Program [member] | Share Repurchase Two [member]
Disclosure of Classes of Share Capital [Line Items]
Purchase of treasury shares			$ 67,000
Cancellation of treasury shares			$ 67,000
Purchase of treasury shares in shares | shares			461,000,000
Decrease in variable part of common stock treasury shares repurchased and cancelled | shares			461,000,000
Dividend Declared Date One [Member]
Disclosure of Classes of Share Capital [Line Items]
Dividend declared date of payment		Jun. 17, 2019
Dividend Declared Date Two [Member]
Disclosure of Classes of Share Capital [Line Items]
Dividend declared date of payment	Dec. 17, 2019
Additional paid-in capital [member]
Disclosure of Classes of Share Capital [Line Items]
Additional paid-in capital						32,000,000	34,000,000
Purchase of treasury shares					50,000,000	75,000,000
Restitution of retained earnings					(2,481,000,000)
Non-controlling Interest [member]
Disclosure of Classes of Share Capital [Line Items]
Non-controlling interest and perpetual debentures					428,000,000	1,060,000,000
Net income attributable to noncontroling interest					21,000,000	36,000,000	$ 42,000,000
Variable Part Of Share Capital [Member]
Disclosure of Classes of Share Capital [Line Items]
Increase in variable common stock share issue			$ 22,000
Increase in variable common stock share issue in shares | shares			150,000,000
Share price | $ / shares			$ 0.000143
Perpetual Subordinated Bonds [member]
Disclosure of Classes of Share Capital [Line Items]
Non-controlling interest and perpetual debentures					$ 449,000,000	$ 443,000,000
CEMEX Holdings Philippines, Inc. [member]
Disclosure of Classes of Share Capital [Line Items]
Non-controlling interest ownership percentage						45.00%	33.22%
Number of shares issued | shares				2,337,927,954
Percentage of outstanding common shares owned by the subsidiary				45.00%
Reduction in non-controlling interest					22.16%	33.22%
CEMEX Latam Holdings, S.A. [member]
Disclosure of Classes of Share Capital [Line Items]
Non-controlling interest ownership percentage					7.63%	26.83%
Caribbean TCL [member] | Trinidad Cement Limited [member]
Disclosure of Classes of Share Capital [Line Items]
Non-controlling interest ownership percentage					30.17%	30.17%
CPO [Member]
Disclosure of Classes of Share Capital [Line Items]
Number of shares issued | shares						27,400,000	49,300,000
Number of shares cumulatively repurchased | shares								378,200,000
CPO [Member] | Parent [member]
Disclosure of Classes of Share Capital [Line Items]
Treasury shares					$ 11,000,000	$ 8,000,000
Investment in shares held by the subsidiary | shares					(20,541,277)	(20,541,277)
CPO [Member] | Treasury shares [member] | Two Thousand And Nineteen Treasury Repurchase Program [member]
Disclosure of Classes of Share Capital [Line Items]
Share price | $ / shares						$ 0.3164
Number of shares cumulatively repurchased | shares						157,700,000
Treasury shares						$ 50,000,000	$ 50,000,000